real estate joint ventures and investments in associates - Investments in associates - Individually immaterial associates (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
real estate joint ventures and investments in associates
Investments in associates	$ 219	$ 120
Individually immaterial associates
real estate joint ventures and investments in associates
Investments in associates	38	45
Miovision Technologies Incorporated
real estate joint ventures and investments in associates
Aggregate share of associates' comprehensive income	$ 181	$ 75